COMMITMENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Rent expenses			$ 15,897	$ 12,158	$ 31,794	$ 24,335	$ 63,790	$ 58,769
Operating Lease Agreement [Member]
Lease expiration date		Feb. 28, 2018
Renewed lease expiration date	Feb. 28, 2019
Monthly rent		$ 5,299
Rent expenses		10,598
Operating Lease Agreement [Member] | China, Yuan Renminbi [Member]
Monthly rent		35,192
Rent expenses		$ 70,384
Property Management Contract [Member]
Lease expiration date		Feb. 28, 2018
Renewed lease expiration date		Feb. 28, 2019
Monthly rent		$ 10,597
Rent expenses		52,987
Property Management Contract [Member] | China, Yuan Renminbi [Member]
Monthly rent		70,384
Rent expenses		$ 351,920